Property and equipment (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2025	2,805	7,722	376	3,552	5,644	20,099
Additions	10	33	8	-	31	82
Impairment	(240)	-	-	-	-	(240)
Disposals	(288)	(184)	(164)	-	(2)	(638)
Impact of foreign exchange rate changes	133	491	35	183	280	1,122
At December 31, 2025	2,420	8,062	255	3,735	5,953	20,425
Amounts derecognized due to discontinued operations	-	(220)	(139)	(98)	-	(457)
Additions	-	-	2	-	-	2
Disposals	-	(26)	-	-	(3)	(29)
Commissioning of assets	(2,420)	2,420				-
Impact of foreign exchange rate changes	-	(172)	(6)	(61)	(99)	(338)
At March 31, 2026	-	10,064	112	3,576	5,851	19,603

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2025	-	4,372	281	1,535	2,945	9,133
Amortization	-	644	29	262	253	1,188
Disposals	-	(125)	(159)	-	(2)	(287)
Impact of foreign exchange rate changes	-	323	30	84	148	585
At December 31, 2025	-	5,214	181	1,881	3,344	10,619
Amounts derecognized due to deconsolidation of German subsidiaries	-	(175)	(131)	(98)	-	(404)
Amortization	-	207	5	57	64	333
Disposals	-	(9)	-	-	-	(9)
Impact of foreign exchange rate changes	-	(87)	(5)	(31)	(57)	(180)
At March 31, 2026	-	5,150	50	1,809	3,350	10,359

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2025	2,420	2,848	74	1,854	2,609	9,806
At March 31, 2026	-	4,914	62	1,767	2,501	9,244